Related Party Transactions (Details) - USD ($)	1 Months Ended		9 Months Ended
	Apr. 30, 2018	Feb. 01, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions (Textual)
Accounts payable - related party			$ 337,345	$ 409,838	$ 261,060
Accrued interest - related party			730,000	917,526	164,368
Convertible interest amount	$ 2,052,816	$ 9,500,000	250,000
Shares of common stock	548,360	1,400,000
Gain on extinguishments of accrued interest			157,330
EVO CNG [Member]
Related Party Transactions (Textual)
Advanced from related party			332,859	332,859
Titan El Toro LLC [Member]
Related Party Transactions (Textual)
Advanced from related party			2,000	2,000	2,000
Titan El Toro LLC One [Member]
Related Party Transactions (Textual)
Advanced from related party			$ 35,500	$ 35,500	$ 35,500